DUE TO RELATED PARTIES		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
DUE TO RELATED PARTIES

10. DUE TO RELATED PARTIES

As of March 31, 2025 and June 30, 2024, the balance due to related parties was $7,725,288 and $1,753,417, respectively, and related to both costs paid on behalf of the Company and funding to the Company by Harthorne Capital, Inc. (“Harthorne”), an affiliate of the Company and other related party members. The balance due to related parties during the nine months ended March 31, 2025, also includes all salary and payroll accrual for the Company’s development and administration teams.

9. DUE TO RELATED PARTIES

As of June 30, 2024, and 2023, the balance of due to related parties was $1,753,417 and $2,834,323, respectively, and related to both costs paid on behalf of the Company and funding to the Company provided by Harthorne Capital, Inc, an affiliate of the Company and other related party members. As of June 30, 2024, salary and payroll accruals for directors are also included in due to related party. In prior year they were included in accrued expenses.

On February 13, 2023, the Company entered into compensation agreements with certain executive officers and directors of the Company and as a result, approximately $2,500,000 in salary compensation is included in the related party as of June 30, 2023.

On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to Awaysis Capital, Inc by Harthorne Capital, Inc, an affiliate of the Company. As of June 30, 2024, and 2023, the net balance of Notes - related party was $36,565 and $0, respectively. The net balance consists of the principle of the note of $1,100,000 and the discount on the beneficial conversion feature of $(1,100,000). This Discount is amortized on a straight-line basis over the life of the note. The current amortization of the discount is $36,565.

Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
DUE TO RELATED PARTIES

Note 7. Related Party Transactions

BOS Investment Inc. is an investment company managed and controlled by Michael Singh. The notes payable are secured by UCC filings, bear interest at 3.5% per annum, and mature on August 30, 2025. Transactions were conducted at preferential terms and does not reflect market rates.